SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2019
SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS

4.   SIGNIFICANT JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that the estimates used in the preparation of the consolidated financial statements are reasonable; however, actual results may differ materially from these estimates. The key areas where significant judgments, estimates and assumptions have been made are summarized below.

Impairment and Impairment Reversals

The Company evaluates each asset or CGU (excluding goodwill, which is assessed for impairment annually regardless of indicators and is not eligible for impairment reversals) in each reporting period to determine if any indicators of impairment or impairment reversal exist. When completing an impairment test, the Company calculates the estimated recoverable amount of CGUs, which requires management to make estimates and assumptions with respect to items such as future production levels, operating and capital costs, long‑term commodity prices, foreign exchange rates, discount rates, amounts of recoverable reserves, mineral resources and exploration potential and closure and environmental remediation costs. These estimates and assumptions are subject to risk and uncertainty,  particularly in circumstances where there is limited operating history of the asset or CGU. Judgment is also required in determining the appropriate valuation method for mineralization and ascribing anticipated economics to mineralization in cases where only limited or no comprehensive economic study has been completed. Therefore, there is a possibility that changes in circumstances will have an impact on these projections, which may impact the recoverable amount of assets or CGUs. Accordingly, it is possible that some or the entire carrying amount of the assets or CGUs may be further impaired or the impairment charge reversed with the impact recognized in the consolidated statements of income (loss).

Mineral Reserve and Mineral Resource Estimates

Mineral reserves and mineral resources are estimates of the amount of ore that can be extracted from the Company’s mining properties. The estimates are based on information compiled by ‘‘qualified persons’’ as defined under the Canadian Securities Administrators’ National Instrument 43-101 – Standards of Disclosure for Mineral Projects (‘‘NI 43-101’’). Such an analysis relating to the geological and technical data on the size, depth, shape and grade of the ore body and suitable production techniques and recovery rates requires complex geological judgments to interpret the data. The estimation of mineral reserves and mineral resources is based upon factors such as estimates of commodity prices, future capital requirements and production costs, geological and metallurgical assumptions and judgments made in estimating the size and grade of the ore body and foreign exchange rates.

As the economic assumptions used may change and as additional geological information is acquired during the operation of a mine, estimates of proven and probable mineral reserves may change. Such changes may affect the Company’s consolidated balance sheets and consolidated statements of income (loss), including:

•	The carrying value of the Company’s property, plant and mine development and goodwill may be affected due to changes in estimated future cash flows;
•

Amortization charges in the consolidated statements of income (loss) may change where such charges are determined using the units-of-production method or where the useful life of the related assets change;

•

Capitalized stripping costs recognized in the consolidated balance sheets as either part of mining properties or as part of inventories or charged to income may change due to changes in the ratio of ore to waste extracted;

•

Reclamation provisions may change where changes to the mineral reserve and mineral resource estimates affect expectations about when such activities will occur and the associated cost of these activities; and

•	Mineral reserve and mineral resource estimates are used to calculate the estimated recoverable amounts of CGUs for impairment tests of goodwill and non-current assets.

Exploration and Evaluation Expenditures

The application of the Company’s accounting policy for exploration and evaluation expenditures requires judgment to determine whether future economic benefits are likely to arise and whether activities have reached a stage where the technical feasibility and commercial viability of extracting the mineral resource is demonstrable.

Production Stage of a Mine

As each mine is unique, significant judgment is required to determine the date that a mine enters the commercial production stage. The Company considers the factors outlined in Note 3(J) to these consolidated financial statements to make this determination.

Contingencies

Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will be resolved only when one or more uncertain future events occur or fail to occur. The assessment of the existence and potential impact of contingencies inherently involves the exercise of significant judgment and the use of estimates regarding the outcome of future events.

Reclamation Provisions

Environmental remediation costs will be incurred by the Company at the end of the operating life of the Company’s mining properties. Management assesses its reclamation provision each reporting period and when new information becomes available. The ultimate environmental remediation costs are uncertain and cost estimates can vary in response to many factors, including estimates of the extent and costs of reclamation activities, technological changes, regulatory changes, cost increases as compared to the inflation rate and changes in discount rates. These uncertainties may result in future actual expenditures differing from the amount of the current provision. As a result, there could be significant adjustments to the provisions established that would affect future financial results. The reclamation provision at each reporting date represents management’s best estimate of the present value of the future environmental remediation costs required.

Income and Mining Taxes

Management is required to make estimates regarding the tax basis of assets and liabilities and related deferred income and mining tax assets and liabilities, amounts recorded for uncertain tax positions, the measurement of income and mining tax expense and estimates of the timing of repatriation of income. Several of these estimates require management to make assessments of future taxable profit and, if actual results are significantly different than the Company’s estimates, the ability to realize the deferred income and mining tax assets recorded on the consolidated balance sheets could be affected.

Amortization

Property, plant and mine development comprise a large portion of the Company’s total assets and as such the amortization of these assets has a significant effect on the Company’s consolidated financial statements. Amortization is charged according to the pattern in which an asset’s future economic benefits are expected to be consumed. The determination of this pattern of future economic benefits requires management to make estimates and assumptions about useful lives and residual values at the end of the asset’s useful life. Actual useful lives and residual values may differ significantly from current assumptions.

Leases

The Company applies judgment to determine the lease term for certain lease contracts that include renewal options  The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which may significantly affect the amount of lease obligations and right-of-use assets recognized.

Development Stage Expenditures

The application of the Company’s accounting policy for development stage expenditures requires judgment to determine when the technical feasibility and commercial viability of extracting a mineral resource has been determined.

Some of the factors that the Company may consider in its assessment of technical feasibility and commercial viability are set out below:

•	The level of geological certainty of the mineral deposit;
•	Life of mine plans or economic models to support the economic extraction of reserves and mineral resources;
•	A preliminary economic assessment, prefeasibility study or feasibility study that demonstrates the reserves and mineral resources will generate a positive commercial outcome;
•	Reasonable expectations that operating permits will be obtained; and
•	Approval by the Board of Directors of development of the project.

Joint Arrangements

Judgment is required to determine when the Company has joint control of a contractual arrangement, which requires a continuous assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. Judgment is also continually required to classify a joint arrangement as either a joint operation or a joint venture when the arrangement has been structured through a separate vehicle. Classifying the arrangement requires the Company to assess its rights and obligations arising from the arrangement. Specifically, the Company considers the legal form of the separate vehicle, the terms of the contractual arrangement and other relevant facts and circumstances. This assessment often requires significant judgment, and a different conclusion on joint control, or whether the arrangement is a joint operation or a joint venture, may have a material impact on the accounting treatment.

Management evaluated its joint arrangement with Yamana Gold Inc. (“Yamana”) to each acquire 50.0% of the shares of Osisko (now CMC) under the principles of IFRS 11 – Joint Arrangements. The Company concluded that the arrangement qualified as a joint operation upon considering the following significant factors:

•	The joint operators are required to purchase all output from the investee and investee restrictions on selling the output to any third party;
•	The parties to the arrangement are substantially the only source of cash flow contributing to the continuity of the arrangement; and

If the selling price drops below cost, the joint operators are required to cover any obligations the Partnership cannot satisfy.